UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 123.4%
Corporate — 14.1%
Essex County Industrial Development
Agency, Refunding RB, International
Paper, Series A, AMT, 5.20%,
12/01/23	$ 1,000	$ 953,560
Jefferson County Industrial Development
Agency New York, Refunding RB, Solid
Waste, Series A, AMT, 5.20%,
12/01/20	500	482,415
New York City Industrial Development
Agency, RB, AMT:
1990 American Airlines Inc. Project,
5.40%, 7/01/20	1,500	1,180,500
British Airways Plc Project, 7.63%,
12/01/32	1,000	1,003,490
Continental Airlines Inc. Project,
Mandatory Put Bonds, 8.38%,
11/01/16	1,000	1,034,280
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,066,360
5.50%, 1/01/24	1,000	1,010,570
New York State Energy Research &
Development Authority, Refunding RB:
Brooklyn Union Gas/Keyspan,
Series A, AMT (FGIC), 4.70%,
2/01/24	500	502,165
Rochester Gas & Electric Corp.,
Series C (NPFGC), 5.00%,
8/01/32 (a)	1,000	1,051,370
		8,284,710
County/City/Special District/School District — 22.8%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp.,
Series A (AGM), 4.00%, 10/01/24	1,000	942,960
City of New York New York, GO,
Refunding:
Series A, 5.00%, 8/01/24	500	529,340
Series E, 5.00%, 8/01/27	600	628,038
City of New York New York, GO:
Series J (NPFGC), 5.25%,
5/15/14 (b)	45	50,961

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
City of New York New York, GO:
Series J (NPFGC), 5.25%, 5/15/18 $	1,455	$ 1,592,032
Sub-Series F-1 (Syncora), 5.00%,
9/01/22	1,000	1,064,090
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,706,850
Sub-Series I-1, 5.13%, 4/01/25	750	802,050
New York City Industrial Development
Agency, RB, Queens Baseball
Stadium, PILOT (AMBAC), 5.00%,
1/01/31	1,500	1,290,780
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT,
5.50%, 1/01/21 (a)	250	257,335
New York City Transitional Finance
Authority, RB:
Fiscal 2007, Series S-1 (NPFGC),
5.00%, 7/15/24	500	521,615
Fiscal 2009, Series S-3, 5.00%,
1/15/23	575	616,699
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 5.63%, 7/15/47	1,000	954,660
New York State Dormitory Authority, RB,
Interagency Council Pooled,
Series A-1, 4.25%, 7/01/25	1,000	963,800
United Nations Development Corp. New
York, Refunding RB, Series A, 4.25%,
7/01/24	1,500	1,488,720
		13,409,930
Education — 15.4%
Dutchess County Industrial
Development Agency New York,
Refunding RB, Bard College Civic
Facility, Series A-1, 5.00%, 8/01/22	750	770,280
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 5.00%, 3/01/21	1,000	1,036,740

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	ACA Financial Guaranty Corp.	FHA	Federal Housing Administration
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	MRB	Mortgage Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
BOCES	Board of Cooperative Educational Services	PILOT	Payment in Lieu of Taxes
CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
ERB	Education Revenue Bonds	SONYMA	State of New York Mortgage Agency
FGIC	Financial Guaranty Insurance Co.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2011	1

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.50%,
6/01/15	$ 500	$ 521,540
New York City Industrial Development
Agency, Refunding RB, Polytechnic
University Project (ACA), 4.70%,
11/01/22	1,000	943,860
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM),
4.00%, 11/01/18	880	895,488
Convent of the Sacred Heart (AGM),
5.00%, 11/01/21	120	126,392
Fordham University, Series A,
5.25%, 7/01/25	500	531,145
Master BOCES Program Lease
(AGM), 3.50%, 8/15/25	250	226,550
Mount Sinai School of Medicine,
5.50%, 7/01/25	1,000	1,043,350
Mount Sinai School of Medicine,
Series A (NPFGC), 5.15%, 7/01/24	250	252,670
The New School, 5.25%, 7/01/24	750	780,683
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, 5.00%,
7/01/26	1,000	1,038,840
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, 5.25%,
3/01/21	600	615,222
Trust for Cultural Resources, RB,
Museum of American Folk Art (ACA),
6.13%, 7/01/30	500	274,655
		9,057,415
Health — 22.5%
Dutchess County Industrial
Development Agency New York, RB,
St. Francis Hospital, Series B, 7.25%,
3/01/19	325	317,112
Dutchess County Industrial
Development Agency, RB, Vassar
Brothers Medical Center (AGC),
5.00%, 4/01/21	215	222,807
Dutchess County Local Development
Corp., Refunding RB, Health Quest
System Inc., Series A (AGC), 5.25%,
7/01/25	1,000	1,001,000
Erie County Industrial Development
Agency, RB, Episcopal Church Home,
Series A, 5.88%, 2/01/18	905	891,452
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 4.75%, 12/01/14	280	267,705
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 4.20%, 8/15/25	500	513,130
New York City Industrial Development
Agency, RB, PSCH Inc. Project, 6.20%,
7/01/20	1,415	1,304,432

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
NYU Hospital Center, Series A,
5.00%, 7/01/22	$ 1,000	$1,002,850
NYU Hospital Center, Series B,
5.25%, 7/01/24	455	458,899
New York State Association for
Retarded Children, Inc., Series A,
5.30%, 7/01/23	450	471,384
North Shore-Long Island Jewish
Health System, Series A, 5.25%,
5/01/25	780	783,502
New York State Dormitory Authority,
Refunding RB:
Lenox Hill Hospital Obligation
Group, 5.75%, 7/01/17	500	504,800
Mount Sinai Hospital, Series A,
4.25%, 7/01/23	250	240,883
North Shore-Long Island Jewish
Health System, Series E, 5.00%,
5/01/22	650	666,374
Saratoga County Industrial Development
Agency New York, Refunding RB, The
Saratoga Hospital Project, Series A
(Radian), 4.38%, 12/01/13	365	379,074
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jeffersons Ferry Project, 4.63%,
11/01/16	800	815,176
Tompkins County Industrial
Development Agency New York,
Refunding RB, Continuing Care
Retirement Community, Kendal at
Ithaca Project, Series A-2:
5.75%, 7/01/18	250	250,215
6.00%, 7/01/24	1,000	1,000,190
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	1,000	942,970
Westchester County Industrial
Development Agency New York, RB,
Special Needs Facilities Pooled
Program, Series D-1, 6.80%, 7/01/19	515	498,309
Yonkers Industrial Development Agency
New York, RB, Sacred Heart
Associations Project, Series A, AMT
(SONYMA), 4.80%, 10/01/26	750	704,767
		13,237,031
Housing — 13.5%
New York City Housing Development
Corp., RB, Series H-2-A, AMT, 5.00%,
11/01/30	780	719,667
New York Mortgage Agency, Refunding
MRB, 44th Series, AMT, 4.00%,
10/01/21	500	480,780
New York Mortgage Agency, Refunding
RB, AMT:
Homeowner Mortgage, Series 130,
4.75%, 10/01/30	2,500	2,322,925
Series 133, 4.95%, 10/01/21	395	399,783
Series 143, 4.85%, 10/01/27	500	468,520

2 BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2011

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Housing (concluded)
New York State Urban Development
Corp., RB, Subordinate Lien,
Corporate Purpose, Series A, 5.13%,
7/01/19	$ 2,000	$ 2,104,980
Yonkers Economic Development Corp.,
Refunding RB, Riverview II (Freddie
Mac), 4.50%, 5/01/25	1,500	1,455,975
		7,952,630
State — 12.2%
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/30	1,290	1,321,411
New York State Dormitory Authority,
LRB, Municipal Health Facilities, Sub-
Series 2-4, 5.00%, 1/15/27	600	602,670
New York State Dormitory Authority, RB,
Education, Series D, 5.00%, 3/15/31	500	514,445
New York State Dormitory Authority,
Refunding RB, Department of Health,
Series A (CIFG), 5.00%, 7/01/25	1,500	1,545,405
New York State Thruway Authority,
Refunding RB, Series A-1, 5.00%,
4/01/22	1,000	1,094,860
New York State Urban Development
Corp., RB, State Personal Income Tax,
State Facilities, Series A-1 (NPFGC),
5.00%, 3/15/24	485	511,884
New York State Urban Development
Corp., Refunding RB, Service Contract,
Series B, 5.00%, 1/01/21	1,500	1,625,715
		7,216,390
Tobacco — 1.8%
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series B-1C, 5.50%, 6/01/22	1,000	1,053,760
Transportation — 14.2%
Metropolitan Transportation Authority,
RB:
Series A (NPFGC), 5.00%,
11/15/24	2,000	2,110,640
Series B (NPFGC), 5.25%,
11/15/19	860	956,939
Sub-Series B-1, 5.00%, 11/15/24	460	499,620
Sub-Series B-4, 5.00%, 11/15/24	300	325,839
Metropolitan Transportation Authority,
Refunding RB:
Series A (NPFGC), 5.00%,
11/15/25	2,000	2,007,020
Series B, 5.25%, 11/15/25	750	804,360
Port Authority of New York & New Jersey,
RB, JFK International Air Terminal,
5.00%, 12/01/20	1,000	975,720
Port Authority of New York & New Jersey,
Refunding RB, AMT, Consolidated:
152nd Series, 5.00%, 11/01/23	500	505,800
155th Series, 4.75%, 12/01/30	205	196,659
		8,382,597

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities — 6.9%
Long Island Power Authority, Refunding
RB:
General, Series D (NPFGC), 5.00%,
9/01/25	$ 3,000	$ 3,086,070
Series A, 5.50%, 4/01/24	875	951,134
		4,037,204
Total Municipal Bonds in New York		72,631,667
Guam — 2.5%
County/City/Special District/School District — 0.6%
Territory of Guam, RB, Section 30,
Series A, 5.38%, 12/01/24	325	321,649
State — 0.3%
Territory of Guam, GO, Series A, 6.00%,
11/15/19	185	185,117
Utilities — 1.6%
Guam Government Waterworks
Authority, Refunding RB, Water,
6.00%, 7/01/25	1,000	946,960
Total Municipal Bonds in Guam		1,453,726
Puerto Rico — 17.8%
Education — 0.7%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	500	431,410
Housing — 3.5%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	2,070	2,078,301
State — 2.5%
Puerto Rico Municipal Finance Agency,
GO, Series A, 5.25%, 8/01/25	1,000	964,900
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	500	509,860
		1,474,760
Transportation — 9.5%
Puerto Rico Highway & Transportation
Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	3,000	3,295,440
Subordinate (FGIC), 5.75%,
7/01/21	2,000	2,023,580
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series AA-1
(AGM), 4.95%, 7/01/26	250	243,735
		5,562,755
Utilities — 1.6%
Puerto Rico Electric Power Authority, RB,
Series CCC, 4.25%, 7/01/23	1,000	930,010
Total Municipal Bonds in Puerto Rico		10,477,236

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2011	3

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 3.3%
Corporate — 1.6%
United States Virgin Islands, Refunding
RB, Senior Secured, Hovensa Coker
Project, AMT, 6.50%, 7/01/21	$ 500	$ 483,685
Virgin Islands Public Finance Authority,
Refunding RB, Senior Secured,
Hovensa Coker Project, AMT, 6.50%,
7/01/21	500	483,335
		967,020
State — 1.7%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Matching Fund Loan
Note, Series A, 5.25%, 10/01/24	1,000	1,003,900
Total Municipal Bonds in the U.S. Virgin Islands		1,970,920
Total Municipal Bonds – 147.0%		86,533,549
Municipal Bonds Transferred to Tender
Option Bond Trusts (c)
New York — 4.0%
County/City/Special District/School District — 1.4%
City of New York New York, GO, Sub-
Series B-1, 5.25%, 9/01/22	750	826,612
Utilities — 2.6%
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
4.75%, 6/15/30	1,500	1,507,050
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 4.0%		2,333,662
Total Long-Term Investments
(Cost – $88,217,216) – 151.0%		88,867,211
Short-Term Securities	Shares
BIF New York Municipal Money
Fund, 0.00% (d)(e)	92,553	92,553
Total Short-Term Securities
(Cost – $92,553) – 0.1%		92,553
Total Investments
(Cost – $88,309,769*) – 151.1%		88,959,764
Other Assets Less Liabilities – 1.1%		676,566
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.9)%		(1,126,080)
Preferred Shares, at Redemption Value – (50.3)%		(29,633,295)
Net Assets Applicable to Common Shares– 100.0%		$ 58,876,955

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 87,184,768
Gross unrealized appreciation	$ 2,239,824
Gross unrealized depreciation	(1,589,828)
Net unrealized appreciation	$ 649,996

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BIF New York
Municipal
Money Fund	1,976,046	(1,883,493)	92,553	$ 42

(e) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4 BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2011

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
Schedule of Investments (concluded)

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	30	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 3,555,412	$ (78,807)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$ 88,867,211	—	$ 88,867,211
Short-Term
Securities	$ 92,553	—	—	92,553
Total	$ 92,553	$ 88,867,211	—	$ 88,959,764
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (78,807)	---	---	$ (78,807)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 24, 2011